SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Equity Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Equity instruments
Disclosure of financial assets [line items]
Financial assets, at fair value	$ 22,088	$ 10,478